CONVERTIBLE SENIOR NOTES (Tables)	12 Months Ended
Dec. 31, 2018
CONVERTIBLE SENIOR NOTES [Abstract]
Schedule of debt conversions
The principal amount and unamortized discount
/premium
and debt issuance costs as of December 31, 2017 and 2018 were as follows:

	As of December 31,
	2017	2018
	US$	US$
Principal amount	305,700	250,000
Unamortized (discount)/premium and debt issuance costs	(8,635)	4,435

	297,065	254,435

Schedule of aggregate future principal payments
As of December 31, 2018, aggregate future principal payments for long-term debt, including short-term and long-term loans (Note 12), and convertible senior notes, were as follows:

US$

2019	297,811
2020	14,363
2021	10,363
2022	260,363
2023 and thereafter	90,862
673,762